UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 3.50%

Honeywell International, Inc.	142,600	$13,095
Lockheed Martin Corp.	489,400	81,715
Raytheon Co.	1,028,000	93,312
United Technologies Corp.	522,700	54,962
Total		243,084

Air Freight & Logistics 1.31%

United Parcel Service, Inc. Class B	939,200	91,187

Auto Components 1.22%

Johnson Controls, Inc.	1,784,700	84,309

Automobiles 1.92%

Ford Motor Co.	7,823,800	133,161

Banks 8.69%

BB&T Corp.	1,226,949	45,421
Fifth Third Bancorp	3,886,170	79,589
JPMorgan Chase & Co.	4,608,542	265,774
U.S. Bancorp	2,397,900	100,784
Wells Fargo & Co.	2,190,485	111,496
Total		603,064

Building Products 0.21%

Owens Corning	424,700	14,461

Capital Markets 1.35%

Ameriprise Financial, Inc.	280,000	33,488
Invesco Ltd.	1,598,800	60,163
Total		93,651

Chemicals 1.94%

CF Industries Holdings, Inc.	387,700	97,057
Huntsman Corp.	1,439,307	37,494
Total		134,551

Commercial Services & Supplies 0.18%

R.R. Donnelley & Sons Co.	713,300	12,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
Communications Equipment 4.06%

Cisco Systems, Inc.	9,713,700	$245,077
QUALCOMM, Inc.	492,000	36,260
Total		281,337

Diversified Telecommunication Services 4.18%

AT&T, Inc.	4,199,249	149,451
Verizon Communications, Inc.	2,781,951	140,266
Total		289,717

Electric: Utilities 3.27%

Duke Energy Corp.	1,036,539	74,766
Entergy Corp.	924,184	67,308
Great Plains Energy, Inc.	417,000	10,337
PPL Corp.	683,200	22,539
Westar Energy, Inc.	378,400	13,638
Xcel Energy, Inc.	1,251,700	38,552
Total		227,140

Electrical Equipment 0.22%

Emerson Electric Co.	234,400	14,920

Electronic Equipment, Instruments & Components 0.18%

Corning, Inc.	650,900	12,790

Energy Equipment & Services 0.82%

Seadrill Ltd.	1,202,900	43,617
Tidewater, Inc.	277,900	13,136
Total		56,753

Food & Staples Retailing 3.41%

Sysco Corp.	1,421,400	50,730
Wal-Mart Stores, Inc.	2,527,300	185,959
Total		236,689

Food Products 2.58%

Archer-Daniels-Midland Co.	1,024,600	47,541
Bunge Ltd.	551,000	43,441
ConAgra Foods, Inc.	1,921,000	57,880
Ingredion, Inc.	187,000	13,769
Mondelez International, Inc. Class A	449,900	16,196
Total		178,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.95%

Baxter International, Inc.	1,809,994	$135,188

Health Care Providers & Services 0.68%

UnitedHealth Group, Inc.	586,100	47,503

Hotels, Restaurants & Leisure 2.48%

McDonald’s Corp.	1,443,900	136,535
Royal Caribbean Cruises Ltd.	594,300	35,450
Total		171,985

Household Durables 1.04%

Whirlpool Corp.	506,900	72,304

Household Products 1.34%

Kimberly-Clark Corp.	830,129	86,225
Procter & Gamble Co. (The)	89,600	6,928
Total		93,153

Industrial Conglomerates 1.45%

3M Co.	207,900	29,291
General Electric Co.	2,830,735	71,193
Total		100,484

Information Technology Services 3.06%

Computer Sciences Corp.	486,300	30,340
Fidelity National Information Services, Inc.	579,300	32,673
International Business Machines Corp.	778,250	149,167
Total		212,180

Insurance 6.51%

ACE Ltd. (Switzerland)(a)	731,200	73,193
Allstate Corp. (The)	1,609,500	94,075
AXIS Capital Holdings Ltd.	158,923	6,858
Everest Re Group Ltd.	177,600	27,690
Hartford Financial Services Group, Inc. (The)	563,000	19,232
MetLife, Inc.	371,354	19,533
Prudential Financial, Inc.	1,095,000	95,232
Reinsurance Group of America, Inc.	205,500	16,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
Insurance (continued)

Travelers Cos., Inc. (The)	551,600	$49,401
Validus Holdings Ltd.	422,300	15,427
XL Group plc (Ireland)(a)	1,075,200	34,665
Total		451,799

Machinery 2.72%

Caterpillar, Inc.	635,600	64,037
Cummins, Inc.	296,900	41,385
Deere & Co.	892,446	75,956
Stanley Black & Decker, Inc.	83,100	7,267
Total		188,645

Media 0.24%

Comcast Corp. Class A	163,500	8,785
Viacom, Inc. Class B	98,600	8,151
Total		16,936

Metals & Mining 0.82%

Freeport-McMoRan, Inc.	1,525,600	56,783

Multi-Line Retail 1.12%

Kohl’s Corp.	1,453,386	77,814

Multi-Utilities 1.91%

Ameren Corp.	180,300	6,932
CMS Energy Corp.	693,200	20,054
PG&E Corp.	587,700	26,253
SCANA Corp.	300,700	15,300
Sempra Energy	643,600	64,173
Total		132,712

Oil, Gas & Consumable Fuels 9.73%

Chevron Corp.	1,878,232	242,743
ConocoPhillips	1,480,400	122,133
Exxon Mobil Corp.	435,987	43,137
Marathon Petroleum Corp.	575,600	48,051
Murphy Oil Corp.	109,500	6,803
Occidental Petroleum Corp.	903,984	88,328
Valero Energy Corp.	2,433,950	123,645
Total		674,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.63%

Domtar Corp. (Canada)(a)	533,700	$19,171
International Paper Co.	1,974,200	93,774
Total		112,945

Personal Products 0.45%

Herbalife Ltd.	598,048	31,338

Pharmaceuticals 8.73%

Bristol-Myers Squibb Co.	3,084,121	156,118
Eli Lilly & Co.	2,062,800	125,955
Johnson & Johnson	764,200	76,489
Pfizer, Inc.	8,603,600	246,923
Total		605,485

Professional Services 0.73%

Nielsen NV	1,098,400	50,647

Real Estate Investment Trusts 4.43%

Alexandria Real Estate Equities, Inc.	205,800	16,176
American Capital Agency Corp.	317,000	7,329
Annaly Capital Management, Inc.	742,500	8,242
AvalonBay Communities, Inc.	142,750	21,138
BioMed Realty Trust, Inc.	779,900	16,768
Brandywine Realty Trust	622,700	9,683
Camden Property Trust	101,500	7,345
DDR Corp.	1,649,400	28,930
Duke Realty Corp.	739,800	13,309
Gaming and Leisure Properties, Inc.	204,200	6,875
General Growth Properties, Inc.	458,100	10,706
Health Care REIT, Inc.	443,100	28,194
Home Properties, Inc.	114,500	7,533
Host Hotels & Resorts, Inc.	351,200	7,635
Kimco Realty Corp.	308,800	6,911
Liberty Property Trust	417,500	14,683
Post Properties, Inc.	148,200	8,032
Prologis, Inc.	774,900	31,624
Retail Properties of America, Inc. Class A	559,700	8,424
SL Green Realty Corp.	65,800	7,093
Starwood Property Trust, Inc.	395,700	9,339
Vornado Realty Trust	220,700	23,399
Weingarten Realty Investors	243,000	7,997
Total		307,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Shares	Fair Value (000)
Road & Rail 0.77%

CSX Corp.	1,791,200	$53,593

Semiconductors & Semiconductor Equipment 3.00%

Avago Technologies Ltd. (Singapore)(a)	433,200	30,056
Intel Corp.	5,254,800	178,085
Total		208,141

Software 0.65%

CA, Inc.	1,242,400	35,880
Microsoft Corp.	206,600	8,917
Total		44,797

Specialty Retail 0.32%

Foot Locker, Inc.	163,700	7,781
Lowe’s Cos., Inc.	304,700	14,580
Total		22,361

Technology Hardware, Storage & Peripherals 2.39%

Apple, Inc.	1,100,625	105,187
EMC Corp.	1,644,800	48,192
Hewlett-Packard Co.	355,600	12,663
Total		166,042

Tobacco 2.36%

Altria Group, Inc.	3,613,449	146,706
Philip Morris International, Inc.	206,800	16,960
Total		163,666
Total Common Stocks (cost $6,249,657,302)		6,906,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement

Repurchase Agreement dated 7/31/2014, Zero Coupon due 8/1/2014 with Fixed Income Clearing Corp. collateralized by $32,510,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $34,774,777; proceeds: $34,090,508 (cost $34,090,508)	$34,091	$34,091

Total Investments in Securities 100.04% (cost $6,283,747,810)		6,940,821

Liabilities in Excess of Cash and Other Assets(b) (0.04)%		(2,948)

Net Assets 100.00%		$6,937,873

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2014	325	Long	$31,278,000	$(256,214)

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,906,730	$—	$—	$6,906,730
Repurchase Agreement	—	34,091	—	34,091
Total	$6,906,730	$34,091	$—	$6,940,821
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(256)	—	—	(256)
Total	$(256)	$—	$—	$(256)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2014 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2014, the Fund had futures contracts with a cumulated unrealized depreciation of $256,214, which is included on the Schedule of Investments.

4. FEDERAL TAX INFORMATION

As of July 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,291,367,180
Gross unrealized gain	713,747,985
Gross unrealized loss	(64,294,263)
Net unrealized security gain	$649,453,722

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 22, 2014